Other Comprehensive (Loss) Income-Schedule Of Tax Effects Allocated To Each Component Of Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized (losses) gains arising during the period, Before-Tax Amount	$ (1,646)	$ 1,233	$ 1,441
Less: reclassification adjustments for loss realized in net loss, Before-Tax Amount	17	0	0
Net unrealized (losses) gains, Before-Tax Amount	(1,629)	1,233	1,441
Foreign currency translation (loss) gain, Before-Tax Amount	(121,417)	682	2,104
Fair value adjustment on derivatives designated as cash flow hedges arising during the period, Before-Tax Amount	0	853	(1,892)
Less: reclassification adjustments for cash flow hedges settled and included in net loss, Before-Tax Amount	0	(232)	436
Net unrealized fair value adjustment on derivatives designated as cash flow hedges, Before-Tax Amount	0	621	(1,456)
Other comprehensive (loss) income, Before-Tax Amount	(123,046)	2,536	2,089
Unrealized (losses) gains arising during the period, Tax (Expense) Benefit	547	(458)	(38)
Less: reclassification adjustments for loss realized in net loss, Tax (Expense) Benefit	0	0	0
Net unrealized (losses) gains, Tax (Expense) Benefit	547	(458)	(38)
Foreign currency translation (loss) gain, Tax (Expense) Benefit	28	32	60
Fair value adjustment on derivatives designated as cash flow hedges arising during the period, Tax (Expense) Benefit	0	(307)	680
Less: reclassification adjustments for cash flow hedges settled and included in net loss, Tax (Expense) Benefit	0	84	(157)
Net unrealized fair value adjustment on derivatives designated as cash flow hedges, Tax (Expense) Benefit	0	(223)	523
Other comprehensive (loss) income, Tax (Expense) Benefit	575	(649)	545
Unrealized (losses) gains arising during the period, Net-of-Tax Amount	(1,099)	775	1,403
Less: reclassification adjustments for loss realized in net loss, Net-of-Tax Amount	17	0	0
Less: reclassification adjustments for loss realized in net loss	(1,082)	775	1,403
Foreign currency translation (loss) gain, Net of tax amount	(121,389)	714	2,164
Fair value adjustment on derivatives designated as cash flow hedges arising during the period, net of tax amount		546	(1,212)
Less: reclassification adjustments for cash flow hedges settled and included in net loss, net of tax amount	0	(148)	279
Less: reclassification adjustments for cash flow hedges settled and included in net income (loss)	0	398	(933)
OTHER COMPREHENSIVE (LOSS) INCOME	$ (122,471)	$ 1,887	$ 2,634